Netting of Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Netting of Financial Instruments
Netting of Financial Instruments

Note 7—Netting of Financial Instruments

        The Company uses derivative instruments to manage exposure to interest rate risk for the commitments it makes to purchase or originate mortgage loans at specified interest rates (interest rate lock commitments or "IRLCs"), its inventory of mortgage loans held for sale and MSRs. All derivative financial instruments are recorded on the balance sheet at fair value with changes in fair value recognized in current period income. The Company has elected to net derivative asset and liability positions, and cash collateral obtained from (or posted to) its counterparties when subject to an enforceable master netting arrangement. In the event of default, all counterparties are subject to legally enforceable master netting agreements. The derivatives that are not subject to a master netting arrangement are IRLCs.

        As of June 30, 2013 and December 31, 2012, the Company was not party to reverse repurchase agreements or securities lending transactions that are required to be disclosed in the following table.

Offsetting of Derivative Assets

	June 30, 2013			December 31, 2012
	Gross amounts of recognized assets	Gross amounts offset in the balance sheet	Net amounts of assets presented in the balance sheet	Gross amounts of recognized assets	Gross amounts offset in the balance sheet	Net amounts of assets presented in the balance sheet
	(in thousands)
Derivatives subject to master netting arrangements:
MBS put options	$4,194	$—	$4,194	$967	$—	$967
MBS call options	1,935	—	1,935	—	—	—
Forward purchase contracts	5,550	—	5,550	1,645	—	1,645
Forward sale contracts	93,579	—	93,579	1,818	—	1,818
Netting	—	(77,236)	(77,236)	—	(1,091)	(1,091)

	105,258	(77,236)	28,022	4,430	(1,091)	3,339
Derivatives not subject to master netting arrangements—IRLCs	9,155	—	9,155	23,951	—	23,951

Total	$114,413	$(77,236)	$37,177	$28,381	$(1,091)	$27,290

Derivative Assets, Financial Assets, and Collateral Held by Counterparty

        The following table summarizes by significant counterparty the amount of derivative asset positions after considering master netting arrangements and financial instruments or cash pledged that does not meet the accounting guidance qualifying for setoff accounting.

	June 30, 2013				December 31, 2012
		Gross amounts not offfset in the consolidated balance sheet				Gross amounts not offset in the consolidated balance sheet
	Net amount of assets in the balance sheet				Net amount of assets in the balance sheet
		Financial instruments	Cash collateral received	Net amount		Financial instruments	Cash collateral received	Net amount
	(in thousands)
Interest rate lock commitments	$9,155	$—	$—	$9,155	$23,951	$—	$—	$23,951
Bank of America, N.A.	10,487	—	—	10,487	1,782	—	—	1,782
Barclays Capital	3,883	—	—	3,883	—	—	—	—
Citibank	4,636	—	—	4,636	522	—	—	522
Jefferies & Co.	3,060	—	—	3,060	—	—	—	—
Wells Fargo	1,671	—	—	1,671	18	—	—	18
Bank of NY Mellon	—	—	—	—	311	—	—	311
Other	4,285	—	—	4,285	706	—	—	706

Total	$37,177	$—	$—	$37,177	$27,290	$—	$—	$27,290

Offsetting of Derivative Liabilities and Financial Liabilities

        Following is a summary of net derivative liabilities and assets sold under agreements to repurchase. As discussed above, all derivatives with the exception of IRLCs are subject to master netting arrangements. The assets sold under agreements to repurchase do not qualify for setoff accounting.

	June 30, 2013			December 31, 2012
	Gross amounts of recognized liabilities	Gross amounts offset in the consolidated balance sheet	Net amounts of liabilities presented in the consolidated balance sheet	Gross amounts of recognized liabilities	Gross amounts offset in the consolidated balance sheet	Net amounts of liabilities presented in the consolidated balance sheet
	(in thousands)
Derivatives:
Subject to a master netting arrangement:
Forward purchase contracts	$23,306	$—	$23,306	$389	$—	$389
Forward sale contracts	9,227	—	9,227	1,894	—	1,894
Netting	—	(30,453)	(30,453)	—	(1,785)	(1,785)

	32,533	(30,453)	2,080	2,283	(1,785)	498
Derivatives not subject to a master netting arrangement—IRLCs	25,365	—	25,365	11	—	11

Total derivatives	57,898	(30,453)	27,445	2,294	(1,785)	509

Mortgage loans sold under agreements to repurchase	500,427	—	500,427	393,534	—	393,534

Total	$558,325	$(30,453)	$527,872	$395,828	$(1,785)	$394,043

Derivative Liabilities, Financial Liabilities, and Collateral Held by Counterparty

        The following table summarizes by significant counterparty the amount of derivative liabilities and assets sold under agreements to repurchase after considering master netting arrangements and financial instruments or cash pledged that does not meet the accounting guidance qualifying for setoff accounting. All assets sold under agreements to repurchase are secured by sufficient collateral or exceed the liability amount recorded on the consolidated balance sheet.

	June 30, 2013				December 31, 2012
		Gross amounts not offset in the consolidated balance sheet				Gross amounts not offset in the consolidated balance sheet
	Net amount of liabilities in the consolidated balance sheet				Net amount of liabilities in the consolidated balance sheet
		Financial instruments	Cash collateral pledged	Net amount		Financial instruments	Cash collateral pledged	Net amount
	(in thousands)
Interest rate lock commitments	$25,365	$—	$—	$25,365	$—	$—	$—	$—
Citibank, N.A.	93,657	(93,657)	—	—	121,200	(121,200)	—	—
Bank of America, N.A.	236,384	(236,384)	—	—	150,082	(150,082)	—	—
Credit Suisse First Boston Mortgage Capital LLC	170,386	(170,386)	—	—	122,443	(122,252)	—	191
Morgan Stanley Bank, N.A.	134	—	—	134	53	—	—	53
Bank of NY Mellon	1,491	—	—	1,491	—	—	—	—
Other	455	—	—	455	265	—	—	265

Total	$527,872	$(500,427)	$—	$27,445	$394,043	$(393,534)	$—	$509

Note 7—Netting of Financial Instruments

        The Company uses derivative instruments to manage exposure to interest rate risk for its IRLCs and MSRs. All derivative financial instruments are recorded on the balance sheet at fair value. The Company has elected to net derivatives asset and liability positions, and cash collateral obtained (or posted) by (or for) its counterparties when subject to an enforceable master netting arrangement. In the event of default, all counterparties are subject to legally enforceable master netting agreements. The derivatives that are not subject to a master netting arrangement are IRLCs, which are commitments made to loan applicants to originate and to PMT to purchase mortgage loans held for sale at specified interest rates.

        As of December 31, 2012 and 2011, the Company did not enter into reverse repurchase agreements or securities lending transactions that are required to be disclosed in the following table.

Offsetting of Derivative Assets

	December 31, 2012			December 31, 2011
	Gross amounts of recognized assets	Gross amounts offset in the balance sheet	Net amounts of assets presented in the balance sheet	Gross amounts of recognized assets	Gross amounts offset in the balance sheet	Net amounts of assets presented in the balance sheet
	(in thousands)
Derivatives:
Subject to master netting arrangements:
MBS put options	$967	$—	$967	$—	$—	$—
Forward purchase contracts	1,645	(158)	1,487			—
Forward sale contracts	1,818	(1,316)	502			—
Cash collateral	—	383	383	—	—	—

	4,430	(1,091)	3,339	—	—	—
Derivatives, not subject to a master netting arrangement	23,951	—	23,951	5,460	—	5,460

Total	$28,381	$(1,091)	$27,290	$5,460	$—	$5,460

Derivative Assets, Financial Assets, and Collateral Held by Counterparty

        The following table summarizes by significant counterparty the amount of derivative asset positions after considering master netting arrangements and financial instruments or cash pledged that does not meet the accounting guidance qualifying for netting.

	December 31, 2012				December 31, 2011
		Gross amounts not offset in the consolidated balance sheet				Gross amounts not offset in the consolidated balance sheet
	Net amount of assets in the balance sheet				Net amount of assets in the balance sheet
		Financial instruments	Cash collateral received	Net amount		Financial instruments	Cash collateral received	Net amount
	(in thousands)
Interest rate lock commitments	$23,951	$—	$—	$23,951	$7,905	$—	$—	$7,905
Bank of America, N.A.	1,782	—	—	1,782	1,048	—	—	1,048
Citibank	522	—	—	522	—	—	—	—
Bank of NY Mellon	311	—	—	311	—	—	—	—
Other	724	—	—	724	(3,493)	—	—	(3,493)

Total	$27,290	$—	$—	$27,290	$5,460	$—	$—	$5,460

Offsetting of Derivative Liabilities and Financial Liabilities

        Following is a summary of net derivative liabilities and assets sold under agreements to repurchase. As discussed above, all derivatives with the exception of IRLCs are subject to master netting arrangements. The assets sold under agreements to repurchase do not qualify for offset.

	December 31, 2012			December 31, 2011
	Gross amounts of recognized liabilities	Gross amounts offset in the balance sheet	Net amounts of liabilities presented in the balance sheet	Gross amounts of recognized liabilities	Gross amounts offset in the balance sheet	Net amounts of liabilities presented in the balance sheet
	(in thousands)
Derivatives:
Subject to a master netting arrangement:
Forward purchase contracts	$389	$(158)	$231	$—	$—	$—
Forward sale contracts	1,894	(1,315)	579	—	—	—
Cash collateral	—	(312)	(312)	—	—	—

	2,283	(1,785)	498	—	—	—
Derivatives not subject to a master netting arrangement	11	—	11	—	—	—

Total derivatives	2,294	(1,785)	509	—	—	—

Assets sold under agreements to repurchase:
Mortgage loans acquired for sale at fair value	393,534	—	393,534	77,700	—	77,700

Total	$395,828	$(1,785)	$394,043	$77,700	$—	$77,700

Derivative Liabilities, Financial Liabilities, and Collateral Held by Counterparty

        The following table summarizes by significant counterparty the amount of derivative liabilities and assets sold under agreements to repurchase after considering master netting arrangements and financial instruments or cash pledged that does not meet the accounting guidance qualifying for offset. All assets sold under agreements to repurchase have sufficient collateral or exceed the liability amount recorded on the balance sheet.

	December 31, 2012				December 31, 2011
		Gross amounts not offset in the balance sheet				Gross amounts not offset in the balance sheet
	Net amount of liabilities in the balance sheet				Net amount of liabilities in the balance sheet
		Financial instruments	Cash collateral pledged	Net amount		Financial instruments	Cash collateral pledged	Net amount
	(in thousands)
Citibank	$121,200	$(121,200)	$—	$—	$—	$—	$—	$—
Bank of America, N.A.	150,082	(150,082)	—	—	77,700	(77,700)	—	—
Credit Suisse First Boston Mortgage Capital LLC	122,443	(122,252)	—	191	—	—	—	—
Morgan Stanley Bank, N.A.	53	—	—	53	—	—	—	—
Other	265	—	—	265	—	—	—	—

Total	$394,043	$(393,534)	$—	$509	$77,700	$(77,700)	$—	$—